Collateralized Transactions	12 Months Ended
Mar. 31, 2012
Collateralized Transactions [Abstract]
Collateralized Transactions

6. Collateralized transactions:

Nomura enters into collateralized transactions, including resale and repurchase agreements, securities borrowed and loaned transactions, and other secured borrowings mainly to meet clients’ needs, finance trading inventory positions and obtain securities for settlements. Under these transactions, Nomura either receives or provides collateral, including Japanese and non-Japanese government, agency, mortgage-backed, bank and corporate debt securities and equities. In many cases, Nomura is permitted to use the securities received to secure repurchase agreements, enter into securities lending transactions or to cover short positions with counterparties.

The fair value of securities received as collateral, securities borrowed with collateral and securities borrowed without collateral which Nomura is permitted to sell or repledge and the portion that has been sold or repledged are as follows:

	Billions of yen
	March 31
	2011	2012
The fair value of securities received as collateral, securities borrowed with collateral and securities borrowed without collateral where Nomura is permitted to sell or repledge the securities	¥28,262	¥32,075
The portion of the above that has been sold (reported within Trading liabilities on the consolidated balance sheets) or repledged	22,576	23,895

Nomura pledges firm-owned securities to collateralize repurchase agreements and other secured financings. Pledged securities that can be sold or repledged by the secured party, including Gensaki Repo transactions, are reported in parentheses as Securities pledged as collateral within Trading assets in the consolidated balance sheets. Assets owned, which have been pledged as collateral, primarily to stock exchanges and clearing organizations, without allowing the secured party the right to sell or repledge them, are summarized in the tables below:

	Millions of yen
	March 31
	2011	2012
Trading assets:
Equities and convertible securities	¥29,935	¥47,966
Government and government agency securities	977,291	1,333,482
Bank and corporate debt securities	93,250	139,863
Commercial mortgage-backed securities (“CMBS”)	54,725	40,183
Residential mortgage-backed securities (“RMBS”)	1,572,177	1,527,946
Collateralized debt obligations (“CDO”) and other(1)	64,247	82,298
Investment trust funds and other	9,652	—

	¥2,801,277	¥3,171,738

Non-trading debt securities	¥86,234	¥54,969
Investments in and advances to affiliated companies	¥36,639	¥33,921

(1)	Includes collateralized loan obligations (“CLO”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.

Assets subject to lien, except for those disclosed above, are as follows:

	Millions of yen
	March 31
	2011	2012
Loans and receivables	¥27,635	¥55,236
Trading assets	2,010,605	1,515,079
Office buildings, land, equipment and facilities	20,815	116,530
Non-trading debt securities	278,261	337,681
Other	—	260,683

	¥2,337,316	¥2,285,209

Assets in the above table were primarily pledged for secured borrowings, including other secured borrowings, collateralized borrowings of consolidated VIEs and trading balances of secured borrowings, and derivative transactions. See Note 13 “Borrowings” for further information regarding trading balances of secured borrowings.